Note 8 - Stock Incentive Plan	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
8.
Stock Incentive Plan

A summary of the status of the Company’s non-vested shares as of
January 1, 2017,
and changes during the
three
month period ended
March 31, 2017,
are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value per share
Non-vested on January 1, 2017	116,280	2.08
Granted	-	-
Vested	-	-
Non-vested on March 31, 2017	116,280	2.08

As of
March 31, 2017,
there was
$116,752
of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted. That cost is expected to be recognized over a weighted-average period of
0.765
years. The share-based compensation recognized relating to the unvested shares was
$40,461
for the
three
month periods ended
March 31, 2017 (
March 31, 2016:
$68,417
) and is included in general and administrative expenses.